Share-Based Compensation (Details) - Schedule of employees and directors stock options - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Employees And Directors Stock Options Abstract
Number of options, Outstanding at beginning of period	2,399,622	1,870,485	2,142,547	1,884,420
Weighted average exercise price, Outstanding at beginning of period	$ 5.95	$ 5.54	$ 6.02	$ 5.52
Number of options, Granted		310,500	264,700	310,500
Weighted average exercise price, Granted		$ 12.57	$ 5.48	$ 12.57
Number of options, Forfeited and expired	(3,000)	(2,685)	(3,000)	(3,185)
Weighted average exercise price, Forfeited and expired	$ 5.34	$ 7.38	$ 5.34	$ 6.96
Number of options, Exercised	(7,625)	(375)	(15,250)	(13,810)
Weighted average exercise price, Exercised	$ 6.49	$ 4.68	$ 6.49	$ 2.99
Number of options, Outstanding at end of period	2,388,997	2,177,925	2,388,997	2,177,925
Weighted average exercise price, Outstanding at end of period	$ 5.95	$ 6.54	$ 5.95	$ 6.54
Number of options, Exercisable at end of period	1,728,623	1,404,809	1,728,623	1,404,809
Weighted average exercise price, Exercisable at end of period	$ 5.1	$ 5.5	$ 5.1	$ 5.5
Number of options, Non-vested at beginning of period	722,749	544,163	529,082	601,227
Weighted average exercise price, Non-vested at beginning of period	$ 7.67	$ 6.04	$ 8.69	$ 5.93
Number of options, Granted		310,500	264,700	310,500
Weighted average exercise price, Granted		$ 12.57	$ 5.48	$ 12.57
Number of options, Vested	(59,375)	(78,862)	(130,408)	(3,185)
Weighted average exercise price, Vested	$ (8.78)	$ 13.15	$ 7.82	$ 6.96
Number of options, Forfeited	(3,000)	(2,685)	(3,000)	(135,426)
Weighted average exercise price, Forfeited	$ (5.34)	$ 7.38	$ 5.34	$ 8.22
Number of options, Non-vested at the end of period	660,374	773,116	660,374	773,116
Weighted average exercise price, Non-vested at the end of period	$ 7.59	$ 8.19	$ 7.59	$ 8.19